Loan Servicing Rights - Summary of Servicing Rights Capitalized and Amortized along with the Aggregate Activity in Related Valuation (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Transfers And Servicing [Abstract]
Balance, beginning of period	$ 7,746	$ 7,529	$ 6,117
Additions	2,444	3,414	4,592
Disposals	(1,039)	(1,243)	(1,363)
Amortization	(1,430)	(1,954)	(1,817)
Balance, end of period	$ 7,721	$ 7,746	$ 7,529